Change in accounting policy (Tables)	3 Months Ended
Mar. 31, 2018
Adjustments to Financial Position
As at March 31, 2017	As previously reported	Adjustment	Restated
Exploration and evaluation	$613,182	$(65,508)	$547,674
Mineral properties, net book value	35,213	(18,403)	16,810
Plant and equipment, net book value	317,620	598	318,218
Net decrease in assets		(83,313)
Deferred income taxes	$(55,369)	$22,854	$(32,515)
Net decrease in liabilities		22,854
Non-controlling interest	$(184,598)	$14,915	$(169,683)
Net decrease in equity		$(45,544)

Adjustments to Financial Results
For the three months ended March 31, 2017	As previously reported	Adjustment	Restated
Depreciation and depletion	$(13,105)	$166	$(12,939)
Exploration expenses	-	(13,143)	(13,143)
Income taxes	(3,931)	966	(2,965)
Decrease in net income		$(12,011)
Net income (loss) and comprehensive income (loss) attributable to:
Nevsun shareholders	$(194)	$(11,380)	$(11,574)
Non-controlling interest	3,074	(631)	2,443
Weighted average shares outstanding (thousands)
Basic	301,791	-	301,791
Diluted	301,791	-	301,791
Earnings (loss) per share attributable to Nevsun shareholders
Basic	$(0.00)	$(0.04)	$(0.04)
Diluted	(0.00)	(0.04)	(0.04)

Adjustments to Cash Flows
For the three months ended March 31, 2017	As previously reported	Adjustment	Restated
Net cash provided by operating activities	$(5,202)	$(13,143)	$(18,345)
Net cash used in investing activities	(17,172)	13,143	(4,029)
Net change in cash and cash equivalents		$-